Income Taxes - Schedule of total income taxes paid (net of refunds received) (Detail) - Athena Technology Solutions Holdings, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, State and Local, after Refund Received	$ (83)	$ 67
CALIFORNIA
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, State and Local, after Refund Received	29
TEXAS
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, State and Local, after Refund Received	24
VIRGINIA
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, State and Local, after Refund Received	(137)
Other [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, State and Local, after Refund Received	$ 1